July 1, 2004

                 Supplement to the Class R Shares Prospectus of:

Fund                                                    Prospectus Date

Pioneer America Income Trust                            4/30/04
Pioneer Bond Fund                                       10/29/03
Pioneer Cash Reserves Fund                              4/30/04
Pioneer Emerging Markets Fund                           4/1/04
Pioneer Equity Income Fund                              3/1/04
Pioneer Europe Fund                                     3/1/04
Pioneer Fund                                            4/30/04
Pioneer Growth Shares                                   4/30/04
Pioneer High Yield Fund                                 3/1/04
Pioneer International Value Fund                        4/1/04
Pioneer Mid Cap Value Fund                              3/1/04
Pioneer Oak Ridge Large Cap Growth Fund                 2/13/04
Pioneer Papp America-Pacific Rim Fund                   2/20/04
Pioneer Papp Small and Mid Cap Growth Fund              2/20/04
Pioneer Papp Stock Fund                                 2/20/04
Pioneer Papp Strategic Growth Fund                      2/20/04
Pioneer Small Cap Value Fund                            4/1/04
Pioneer Small Company Fund                              3/1/04
Pioneer Strategic Income Fund                           1/28/04
Pioneer Value Fund                                      1/28/04

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the main text of the supplemented sections.

Effective July 1, 2004, the contingent deferred sales charge (CDSC) on Class R shares has been eliminated. In addition, the 1% payment by the distributor to dealers at the time of sale has been eliminated. As a result of these changes, information contained in the section entitled "Basic information about the fund
- Fees and expenses" and throughout the prospectus is modified accordingly.


The second paragraph under the heading entitled "Buying, exchanging and selling shares - Shareowner account policies - Signature guarantees and other requirements" is supplemented with the following:

Signature Guarantees

All Pioneer funds will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted.


                                                                   15657-00-0704
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC